Leases - Summary of lease payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Abstract]
Principal lease payments	$ 426	$ 374	$ 358
Interest payments on leases	50	47
Payments for short-term leases	269	465	502
Payments for variable lease components	40	50	$ 34
Payments for low value leases (>12 months in duration)	3	1
Total lease payments	$ 788	$ 937